Stock-Based Compensation (Tables)	12 Months Ended
Jul. 31, 2012
Stock-Based Compensation
Summary of stock option activity

	Option Shares Outstanding	Weighted-Average Exercise Price	Aggregate Intrinsic Value ($000’s)
Balance at July 31, 2011	—	—	$—
Granted	3,260,000	$0.24
Exercised	—	—
Forfeited / Cancelled	(85,000)	0.40	—
Balance at July 31, 2012	3,175,000	$0.24	$24

Schedule of stock options activity by range of exercise prices

Range of Exercise Prices	Number of Shares Outstanding	Weighted Average Contractual Life (in years)	Weighted Average Exercise Price	Number Of Shares Exercisable	Weighted Average Remaining Contractual Life (in years)	Weighted Average Exercise Price
$0.18 - 0.40	3,175,000	7.53	0.24	1,962,500	6.24	$0.23